Interests in associates (Details) - CHF (SFr)				12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General information
Beginning of the period				SFr 7,087,142
Share of net loss of Neurosterix's Group				(4,012,443)	SFr (2,177,157)
Share of other comprehensive gain / (loss) of Neurosterix's Group				773,097	(164,101)
End of period	SFr 3,847,796	SFr 7,087,142		3,847,796	7,087,142
Current assets	1,680,124	3,541,363		1,680,124	3,541,363
Non-current assets	4,684,148	7,136,940		4,684,148	7,136,940
Current liabilities	1,198,964	802,093		1,198,964	802,093
Non-current liabilities	SFr 398,616	SFr 198,939		398,616	198,939
Net loss for the period				(6,728,246)	7,055,787	SFr (10,556,227)	[1]
Other comprehensive gain / (loss)				558,006	(412,853)	(508,167)
Total comprehensive loss				(6,170,240)	6,642,934	SFr (11,064,394)
Neurosterix US Holdings LLC
General information
Percentage of equity interest received			20.00%
Equity interest held	20.00%	20.00%
Neurosterix Group
General information
Beginning of the period				7,087,142
Fair value of Neurosterix US Holdings LLC equity interest					9,428,400
Share of net loss of Neurosterix's Group				(4,012,443)	(2,177,157)
Share of other comprehensive gain / (loss) of Neurosterix's Group				773,097	(164,101)
End of period	SFr 3,847,796	SFr 7,087,142		3,847,796	7,087,142
Current assets	24,419,137	19,488,067		24,419,137	19,488,067
Non-current assets	15,240,097	15,054,727		15,240,097	15,054,727
Current liabilities	2,491,407	2,332,589		2,491,407	2,332,589
Non-current liabilities	618,416	709,052		618,416	709,052
Net assets	36,549,411	31,501,153		36,549,411	31,501,153
Group share of net assets	7,309,882	6,300,231		7,309,882	6,300,231
Difference between carrying amount of equity-accounted investment and share of net assets	SFr 3,500,000	SFr 800,000		3,500,000	800,000
Income				105,460	298,379
Net loss for the period				(20,037,010)	(10,885,785)
Other comprehensive gain / (loss)				3,865,477	(820,507)
Total comprehensive loss				SFr (16,171,533)	SFr (11,706,292)

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented